STOCK OPTION RESERVE (Details 2) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,275
Granted
Expired or forfeited		(1,275)
Ending balance
Exercisable as at end
Weighted average exercise price
PBI 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,963,420	1,151,400
Granted		812,020
Expired or forfeited	(157,800)
Ending balance	1,805,620	1,963,420
Exercisable as at end	1,146,112	747,163
Weighted average exercise price	$ 10.18	$ 10.53
Weighted average remaining contractual life (in years)	7 years 10 months 9 days	8 years 10 months 9 days